Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Compliance With Minimum Capital Requirements For Charter Bank

The table of regulatory compliance with minimum capital requirements for CharterBank is presented below at September 30, 2012 and 2011 (in thousands):

					To be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

September 30, 2012
Total Risk Based Capital (to Risk-Weighted Assets)	$133,626	19.2%	$55,610	8.0%	$69,512	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$124,931	18.0%	$27,805	4.0%	$41,707	6.0%

Tier 1 Capital (to Average Assets)	$124,931	12.2%	$41,097	4.0%	$51,371	5.0%

September 30, 2011
Total Capital (to Risk-Weighted Assets)	$123,295	24.4%	$40,498	8.0%	$50,623	10.0%

Tier 1 Capital (to Risk Weighted Assets)	$116,975	23.1%	$20,249	4.0%	$30,374	6.0%

Tangible Equity to Tangible Assets at Period End (1)	$124,757	10.7%	$46,709	4.0%	$58,387	5.0%

(1)	Tangible equity to tangible assets is calculated using period-end assets in accordance with Office Of Thrift Supervisor guidelines, the Bank’s primary regulator at September 30, 2011.